Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
ASSETS
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2022 – $363; 2021 – $1,558) (amortized cost: 2022 – $1,990,718; 2021 – $1,762,211)		$ 1,719,488	$ 1,935,598
Fixed maturities, trading, at fair value (amortized cost: 2022 – $27,566; 2021 – $36,863)		23,782	36,456
Equity securities, at fair value (cost: 2021 – $4,660; 2020 – $4,660)		4,358	5,937
Policy loans		212,063	210,730
Short-term Investments		7,000	9,997
Commercial mortgage and other loans (net of $408 and $246 allowance for credit losses at December 31, 2022 and December 31, 2021, respectively)		148,179	115,576
Other invested assets (includes $2,389 and $10,027 of assets measured at fair value at December 31, 2022 and 2021, respectively)		129,528	124,327
Total investments		2,244,398	2,438,621
Cash and cash equivalents		255,767	136,316
Deferred policy acquisition costs	[1]	351,874	308,744
Accrued investment income		25,222	22,539
Reinsurance recoverables	[1]	3,098,248	3,175,195
Receivables from parent and affiliates		19,348	21,438
Income Taxes Receivable	[1]	67,615	22,153
Market risk benefit assets	[1]	558,624	940,706
Other Assets	[1]	48,391	48,867
Separate account assets		13,926,958	17,922,367
TOTAL ASSETS		20,596,445	25,036,946
LIABILITIES
Policyholders' account balances	[1]	2,774,315	2,699,934
Future policy benefits	[1]	2,130,042	2,361,123
Market risk benefits liabilities	[1]	558,624	940,706
Payables to parent and affiliates		7,546	2,432
Other liabilities	[1]	172,305	201,033
Separate account liabilities		13,926,958	17,922,367
Total liabilities		19,569,790	24,127,595
Commitments and Contingent Liabilities
EQUITY
Common stock ($5 par value; 400,000 shares authorized; issued and outstanding)		2,000	2,000
Additional paid-in capital		775,412	450,102
Retained earnings	[1]	285,433	355,262
Accumulated other comprehensive income (loss)	[1]	(36,190)	101,987
Total equity		1,026,655	909,351
TOTAL LIABILITIES AND EQUITY		$ 20,596,445	$ 25,036,946

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.